Form N-1A Supplement	Jun. 17, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Filed Pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF (PFLD)

(the “Fund”)

June 17, 2025

Supplement to the Prospectus
dated June 17, 2025

Effective on or about July 1, 2025, the Fund will change its underlying index to include non-listed preferred securities, as set forth in the statutory prospectus dated June 17, 2025. Accordingly, the following changes to the statutory prospectus are currently in effect:
All references to the ICE 0-5 Year Duration Preferred & Hybrid Securities Index are hereby replaced with the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index.
The second paragraph under the “Principal Investment Strategies” section in the Fund Summary is hereby deleted in its entirety and replaced with the following:
The Index measures the performance of exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than five years. The Index was developed by ICE Data Indices, LLC (“IDI”), the Fund’s index provider (the “Index Provider”) and an affiliate of the NYSE.
The eighth paragraph under the “Principal Investment Strategies” section in the Fund Summary is hereby deleted in its entirety and replaced with the following:
The Index may include large-, mid- or small-capitalization companies and includes preferred stocks of non-U.S. issuers. As of December 31, 2024, a significant portion of the Index was represented by securities of companies in the financials sector. Also as of December 31, 2024, the Index was comprised of 165 components and had an effective duration of 1.28 years.
The final three sentences in the “Preferred Securities Risk” description set forth under both the “Principal Investment Risks” section of the Fund Summary and “Additional Information About the Funds—Principal Investment Risks” are hereby deleted in their entirety.
The first paragraph under the “Performance” section of the Fund Summary is hereby deleted in its entirety and replaced with the following:
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond market performance and the Fund’s primary benchmark index, the Index and the ICE Exchange-Listed Preferred & Hybrid Securities Index, the Fund’s secondary benchmark index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.aamlive.com/ETF.
The second footnote to the “Average Annual Total Returns” table within the “Performance” section of the Fund Summary and any references thereto are hereby deleted in their entirety.
All references to Devin Ryder are hereby deleted in their entirety. In addition, all references to the Fund’s portfolio managers should include Rafael Zayas. In particular, the following sentence is hereby added to the “Portfolio Managers” description in the Fund Summary:
Rafael Zayas, CFA, SVP, Head of Portfolio Management and Trading for Vident, have been portfolio managers of the Fund since February 2024.

Please retain this Supplement with your Prospectus for future reference.